UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21996
Greenwich Advisors Trust

(Exact name of registrant as specified in charter)
330 Railroad Avenue Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 203-531-7064
Date of fiscal year end: February 28, 2009
Date of reporting period: May 31, 2008

Item 1. Schedule of Investments.
Greenwich Advisors India Select Fund
Schedule of Portfolio Investments
May 31, 2008
(Unaudited)

		Market
Description	Shares	Value
India Common Stocks—94.8%
Automotive— 3.5%
Mahindra & Mahindra Ltd.	3,331	$46,309
Tata Motors Ltd.	853	11,568

		57,877

Building Materials— 3.5%
Ambuja Cements Ltd.	6,643	14,882
Grasim Industries Ltd.	344	18,005
India Cements Ltd.	6,451	24,330

		57,217

Chemicals— 2.0%
United Phosphorus Ltd.*	3,982	32,034

Construction— 3.4%
Jaiprakash Associates Ltd.	11,054	55,517

Energy— 2.7%
Reliance Infrastructure Ltd.	1,550	44,921

Engineering— 5.3%
Larsen & Toubro Ltd.	1,225	86,072

Financial Services— 14.2%
HDFC Bank Ltd.	1,737	56,005
Housing Development Finance Corp. Ltd.	1,205	73,034
ICICI Bank Ltd.	3,555	66,042
Reliance Capital Ltd.	1,333	37,676

		232,757

Machinery— 6.0%
ABB Ltd.	2,067	49,842
Bharat Heavy Electricals Ltd.	1,229	48,148

		97,990

Metals & Mining— 8.9%
Sesa Goa Ltd.	696	70,371
Sterlite Industries (India) Ltd.*	3,299	72,780
Tata Steel Ltd.	92	1,957

		145,108

Oil & Gas— 8.2%
Reliance Industries Ltd.	2,380	134,754

Pharmaceuticals— 9.1%
Cipla Ltd.	5,087	25,417
Dabur India Ltd.	7,848	17,942
Matrix Laboratories Ltd.*	5,573	24,458
Ranbaxy Laboratories Ltd.	3,619	45,040
Sun Pharmaceuticals Industries Ltd.	1,074	35,489

		148,346

Software— 12.5%
Financial Technologies (India) Ltd.	493	20,184
HCL Technologies Ltd.	2,491	18,461
i-flex solutions Ltd.*	1,708	55,358
Infosys Technologies Ltd.	1,728	79,899
Tata Consultancy Services Ltd.	1,282	31,383

		205,285

Telecommunications— 10.4%
Bharti Airtel Ltd.*	3,787	78,144

Reliance Communications Ltd.	6,762	91,904

		170,048

Tobacco— 3.0%
ITC Ltd.	9,727	49,895

Travel & Leisure— 2.1%
Indian Hotels Co. Ltd.	13,311	34,837

Total India Common Stocks (Cost $1,732,209)		1,552,658

India Preferred Stocks—0.9%
Metals & Mining— 0.9%
Tata Steel Ltd.(a)	4,832	15,612

Total India Preferred Stocks (Cost $13,946)		15,612

Short-Term Investments —6.2%
Money Market Fund—6.2%
UBOC Trust Money Market, 1.54%, 6/2/08(b)	101,934	101,934

Total Short-Term Investments (Cost $101,934)		101,934

Total Investments (Cost $1,848,089)(c) — 101.9%		1,670,204

Liabilities in Excess of Other Assets — (1.9)%		(31,762)

NET ASSETS — 100.0%		$1,638,442

(a)	Fair Valued Security. This security represents 0.1% of net assets as of May 31, 2008.
(b)	Variable or floating rate security. Rate disclosed is as of May 31, 2008.
(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized Appreciation	$46,005
Unrealized Depreciation	(226,629)

Net unrealized Depreciation	$(180,624)

*	Non-income producing security.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies refer to the Fund’s most recent Annual Report.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of May 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$1,670,204	$—

Level 2 - Other Significant Observable Inputs	—	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$1,670,204	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of February 29, 2008 and May 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
          Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Greenwich Advisors Trust

By (Signature and Title)	/s/ Suhas Kundapoor Suhas Kundapoor, President

Date July 24, 2008
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suhas Kundapoor Suhas Kundapoor, President

Date July 24, 2008

By (Signature and Title)	/s/ Robert W. Silva Robert W. Silva, Treasurer

Date July 24, 2008